Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			6 Months Ended
	Jul. 29, 2024	Aug. 31, 2024	Aug. 08, 2024	Jul. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Convertible preferred stock dividends paid					$ 391	$ 405
Outstanding debt					$ 89,177			$ 61,490
Series A Preferred Stock [Member] | Forecast [Member]
Subsequent Event [Line Items]
Dividend declared		$ 0.1615
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares repurchased			25,537
Average price			$ 4.94
Payments for commissions			$ 126,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Derivative, cap interest rate							2.40%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Derivative, cap interest rate							3.35%
Subsequent Event [Member] | Seventhone Corp [Member]
Subsequent Event [Line Items]
Outstanding debt							$ 10,750
Subsequent Event [Member] | Eleventhone Corp [Member]
Subsequent Event [Line Items]
Outstanding debt							$ 16,500
Subsequent Event [Member] | Eleventhone Corp [Member] | Minimum [Member]
Subsequent Event [Line Items]
Derivative, cap interest rate							2.40%
Subsequent Event [Member] | Eleventhone Corp [Member] | Maximum [Member]
Subsequent Event [Line Items]
Derivative, cap interest rate							3.15%
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Dividend declared				$ 0.1615
Convertible preferred stock dividends paid	$ 49			$ 49
Subsequent Event [Member] | Series A Preferred Stock [Member] | S2024Q2 Dividends [Member]
Subsequent Event [Line Items]
Dividend payable date	Aug. 20, 2024
Dividend record of date	Aug. 13, 2024